AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	AEROSPACE/DEFENSE — 2.5%
407	Boeing Co.*	$77,529
168	General Dynamics Corp.	41,683
164	Lockheed Martin Corp.[1]	79,784
98	Northrop Grumman Corp.	53,470
961	Raytheon Technologies Corp.[1]	96,984
		349,450
	AGRICULTURE — 1.3%
1,159	Altria Group, Inc.	52,978
322	Archer-Daniels-Midland Co.	29,898
944	Philip Morris International, Inc.[1]	95,542
		178,418
	APPAREL — 0.4%
467	NIKE, Inc. - Class B	54,644

	AUTO MANUFACTURERS — 1.1%
1,460	Ford Motor Co.	16,980
506	General Motors Co.	17,022
985	Tesla, Inc.*,1	121,332
		155,334
	BANKS — 5.0%
3,846	Bank of America Corp.[1]	127,380
1,066	Citigroup, Inc.	48,215
188	Goldman Sachs Group, Inc.	64,555
1,615	JPMorgan Chase & Co.[1]	216,571
737	Morgan Stanley	62,660
225	PNC Financial Services Group, Inc.	35,537
730	Truist Financial Corp.	31,412
752	U.S. Bancorp	32,795
2,087	Wells Fargo & Co.	86,172
		705,297
	BEVERAGES — 2.9%
2,695	Coca-Cola Co.[1]	171,429
111	Constellation Brands, Inc. - Class A	25,724
592	Keurig Dr Pepper, Inc.	21,111
256	Monster Beverage Corp.*	25,992
897	PepsiCo, Inc.[1]	162,052
		406,308
	BIOTECHNOLOGY — 0.4%
126	Amgen, Inc.	33,093

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
467	Corteva, Inc.	$27,450
		60,543
	BUILDING MATERIALS — 0.3%
52	Martin Marietta Materials, Inc.	17,574
116	Vulcan Materials Co.	20,313
		37,887
	CHEMICALS — 3.2%
195	Air Products and Chemicals, Inc.	60,111
110	Albemarle Corp.	23,855
150	CF Industries Holdings, Inc.	12,780
673	Dow, Inc.	33,912
469	DuPont de Nemours, Inc.	32,187
238	Ecolab, Inc.	34,643
467	Linde PLC[2]	152,326
223	LyondellBasell Industries N.V. - Class A2	18,516
207	PPG Industries, Inc.	26,028
223	Sherwin-Williams Co.	52,925
		447,283
	COMMERCIAL SERVICES — 1.8%
423	Automatic Data Processing, Inc.	101,038
1,178	PayPal Holdings, Inc.*	83,897
217	S&P Global, Inc.	72,682
		257,617
	COMPUTERS — 6.2%
644	Accenture PLC - Class A2	171,845
4,344	Apple, Inc.[1]	564,416
874	International Business Machines Corp.	123,138
		859,399
	COSMETICS/PERSONAL CARE — 2.4%
571	Colgate-Palmolive Co.	44,989
159	Estee Lauder Cos., Inc. - Class A	39,450
1,633	Procter & Gamble Co.[1]	247,497
		331,936
	DIVERSIFIED FINANCIAL SERVICES — 6.1%
330	American Express Co.	48,757
83	BlackRock, Inc.	58,816
841	Charles Schwab Corp.	70,022
180	CME Group, Inc.	30,269
869	Mastercard, Inc. - Class A1	302,177

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
1,664	Visa, Inc. - Class A1	$345,713
		855,754
	ELECTRIC — 2.4%
282	American Electric Power Co., Inc.	26,776
191	Consolidated Edison, Inc.	18,204
486	Dominion Energy, Inc.	29,801
427	Duke Energy Corp.	43,977
552	Exelon Corp.	23,863
1,148	NextEra Energy, Inc.	95,973
151	Sempra Energy	23,335
553	Southern Co.	39,490
171	WEC Energy Group, Inc.	16,033
281	Xcel Energy, Inc.	19,701
		337,153
	ELECTRONICS — 0.7%
461	Honeywell International, Inc.[1]	98,792

	ENERGY-ALTERNATE SOURCES — 0.2%
78	Enphase Energy, Inc.*	20,667

	ENVIRONMENTAL CONTROL — 0.3%
269	Waste Management, Inc.	42,201

	FOOD — 1.3%
358	General Mills, Inc.	30,018
93	Hershey Co.	21,536
546	Kraft Heinz Co.	22,228
426	Kroger Co.	18,991
939	Mondelez International, Inc. - Class A	62,585
347	Sysco Corp.	26,528
		181,886
	HEALTHCARE-PRODUCTS — 1.3%
437	Abbott Laboratories	47,978
170	Danaher Corp.	45,121
374	Medtronic PLC[2]	29,067
98	Thermo Fisher Scientific, Inc.	53,968
		176,134
	HEALTHCARE-SERVICES — 1.1%
81	Elevance Health, Inc.	41,550
221	UnitedHealth Group, Inc.[1]	117,170
		158,720

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES — 0.2%
217	Kimberly-Clark Corp.	$29,458

	INSURANCE — 3.8%
108	Aon PLC - Class A2	32,415
1,191	Berkshire Hathaway, Inc. - Class B*,1	367,900
216	Chubb Ltd.[2]	47,649
261	Marsh & McLennan Cos., Inc.	43,190
322	Progressive Corp.	41,767
		532,921
	INTERNET — 9.2%
6,367	Alphabet, Inc. - Class A*,1	561,760
3,388	Amazon.com, Inc.*,1	284,592
15	Booking Holdings, Inc.*	30,229
2,322	Meta Platforms, Inc. - Class A*,1	279,430
453	Netflix, Inc.*	133,581
		1,289,592
	IRON/STEEL — 0.2%
206	Nucor Corp.	27,153

	LODGING — 0.1%
107	Marriott International, Inc. - Class A	15,931

	MACHINERY-CONSTRUCTION & MINING — 0.6%
344	Caterpillar, Inc.[1]	82,409

	MACHINERY-DIVERSIFIED — 0.6%
192	Deere & Co.	82,322

	MEDIA — 1.0%
42	Charter Communications, Inc. - Class A*	14,242
1,852	Comcast Corp. - Class A	64,765
674	Walt Disney Co.*,1	58,557
		137,564
	MINING — 0.6%
1,232	Freeport-McMoRan, Inc.	46,816
699	Newmont Corp.	32,993
		79,809
	MISCELLANEOUS MANUFACTURING — 1.3%
370	3M Co.	44,370
273	Eaton Corp. PLC[2]	42,847
616	General Electric Co.	51,615

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
180	Illinois Tool Works, Inc.	$39,654
		178,486
	OIL & GAS — 6.0%
1,124	Chevron Corp.[1]	201,747
794	ConocoPhillips	93,692
387	Devon Energy Corp.	23,804
106	Diamondback Energy, Inc.	14,499
307	EOG Resources, Inc.	39,763
2,599	Exxon Mobil Corp.[1]	286,670
147	Hess Corp.	20,847
292	Marathon Petroleum Corp.	33,986
458	Occidental Petroleum Corp.	28,849
285	Phillips 66	29,663
129	Pioneer Natural Resources Co.	29,462
231	Valero Energy Corp.	29,305
		832,287
	OIL & GAS SERVICES — 0.6%
486	Baker Hughes Co.	14,352
463	Halliburton Co.	18,219
838	Schlumberger Ltd.[2]	44,799
		77,370
	PHARMACEUTICALS — 3.5%
441	AbbVie, Inc.	71,270
506	Bristol-Myers Squibb Co.	36,406
73	Cigna Corp.	24,188
327	CVS Health Corp.	30,473
199	Eli Lilly & Co.	72,802
655	Johnson & Johnson[1]	115,706
601	Merck & Co., Inc.	66,681
1,329	Pfizer, Inc.	68,098
		485,624
	PIPELINES — 0.6%
156	Cheniere Energy, Inc.	23,394
1,257	Kinder Morgan, Inc.	22,726
260	ONEOK, Inc.	17,082
714	Williams Cos., Inc.	23,491
		86,693
	REITS — 0.8%
256	American Tower Corp. - REIT	54,236

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
477	Prologis, Inc. - REIT	$53,772
		108,008
	RETAIL — 4.5%
6	AutoZone, Inc.*	14,797
9	Chipotle Mexican Grill, Inc.*	12,487
164	Costco Wholesale Corp.[1]	74,866
72	Dollar General Corp.	17,730
82	Dollar Tree, Inc.*	11,598
378	Home Depot, Inc.[1]	119,395
229	Lowe's Cos., Inc.	45,626
271	McDonald's Corp.	71,417
23	O'Reilly Automotive, Inc.*	19,413
424	Starbucks Corp.	42,061
162	Target Corp.	24,144
429	TJX Cos., Inc.	34,148
986	Walmart, Inc.[1]	139,805
		627,487
	SEMICONDUCTORS — 8.4%
1,643	Advanced Micro Devices, Inc.*	106,417
523	Analog Devices, Inc.	85,788
832	Applied Materials, Inc.	81,020
330	Broadcom, Inc.	184,513
3,928	Intel Corp.	103,817
2,383	NVIDIA Corp.[1]	348,252
1,143	QUALCOMM, Inc.	125,661
874	Texas Instruments, Inc.	144,402
		1,179,870
	SOFTWARE — 8.9%
473	Adobe, Inc.*	159,179
408	Fiserv, Inc.*	41,236
269	Intuit, Inc.	104,700
2,521	Microsoft Corp.[1]	604,586
1,592	Oracle Corp.	130,130
1,018	Salesforce, Inc.*	134,977
191	ServiceNow, Inc.*	74,160
		1,248,968
	TELECOMMUNICATIONS — 2.5%
2,996	AT&T, Inc.	55,156
3,974	Cisco Systems, Inc.[1]	189,322
268	T-Mobile US, Inc.*	37,520

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
1,765	Verizon Communications, Inc.	$69,541
		351,539
	TRANSPORTATION — 1.8%
1,393	CSX Corp.	43,155
161	Norfolk Southern Corp.	39,674
428	Union Pacific Corp.[1]	88,626
476	United Parcel Service, Inc. - Class B1	82,748
		254,203
	VENTURE CAPITAL — 0.2%
386	Blackstone, Inc.	28,637
	TOTAL COMMON STOCKS
	(Cost $12,810,724)	13,451,754

Principal Amount
	SHORT-TERM INVESTMENTS — 1.3%
$183,115	UMB Bank Demand Deposit, 0.01%[3]	183,115
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $183,115)	183,115

	TOTAL INVESTMENTS — 97.6%
	(Cost $12,993,839)	13,634,869

	Other Assets in Excess of Liabilities — 2.4%	337,507
	TOTAL NET ASSETS — 100.0%	$13,972,376

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2022, the aggregate value of those securities was $3,682,064, representing 26.4% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month Federal Funds + 0.57%	Index Return	Monthly	1/3/23	$15,449,901	$450	$535,081
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	1/3/23	2,999,893	56	$(195,434)
TOTAL EQUITY SWAP CONTRACTS								$339,647

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index, Dow Jones Industrial Average Total Return Index, and S&P 500 Total Return Index and exposure to each index was (159.18)%, 159.18%, and 21.67%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
565	Microsoft Corp.	$135,498	4.52%
973	Apple, Inc.	126,422	4.21%
1,426	Alphabet, Inc. - Class A	125,816	4.19%
267	Berkshire Hathaway, Inc. - Class B	82,476	2.75%
534	NVIDIA Corp.	78,039	2.60%
373	Visa, Inc. - Class A	77,494	2.58%
195	Mastercard, Inc. - Class A	67,807	2.26%
582	Exxon Mobil Corp.	64,195	2.14%
759	Amazon.com, Inc.	63,756	2.13%
520	Meta Platforms, Inc. - Class A	62,577	2.09%
366	Procter & Gamble Co.	55,471	1.85%
362	JPMorgan Chase & Co.	48,544	1.62%
252	Chevron Corp.	45,231	1.51%
890	Cisco Systems, Inc.	42,400	1.41%
74	Broadcom, Inc.	41,376	1.38%
144	Accenture PLC - Class A	38,425	1.28%
604	Coca-Cola Co.	38,420	1.28%
201	PepsiCo, Inc.	36,313	1.21%
106	Adobe, Inc.	35,672	1.19%
105	Linde PLC	34,249	1.14%
196	Texas Instruments, Inc.	32,383	1.08%
221	Walmart, Inc.	31,336	1.04%
228	Salesforce, Inc.	30,231	1.01%
101	Netflix, Inc.	29,783	0.99%
357	Oracle Corp.	29,181	0.97%
862	Bank of America Corp.	28,549	0.95%
256	QUALCOMM, Inc.	28,145	0.94%
196	International Business Machines Corp.	27,614	0.92%
220	Tesla, Inc.	27,100	0.90%
85	Home Depot, Inc.	26,848	0.89%
50	UnitedHealth Group, Inc.	26,509	0.88%
147	Johnson & Johnson	25,968	0.87%
368	Advanced Micro Devices, Inc.	23,835	0.79%
60	Intuit, Inc.	23,353	0.78%
880	Intel Corp.	23,258	0.78%
95	Automatic Data Processing, Inc.	22,692	0.76%
103	Honeywell International, Inc.	22,073	0.74%
215	Raytheon Technologies Corp.	21,698	0.72%
257	NextEra Energy, Inc.	21,485	0.72%
212	Philip Morris International, Inc.	21,457	0.72%
178	ConocoPhillips	21,004	0.70%
96	Union Pacific Corp.	19,879	0.66%
467	Wells Fargo & Co.	19,282	0.64%
117	Analog Devices, Inc.	19,192	0.64%
264	PayPal Holdings, Inc.	18,802	0.63%
107	United Parcel Service, Inc. - Class B	18,601	0.62%
77	Caterpillar, Inc.	18,446	0.61%
43	Deere & Co.	18,437	0.61%
186	Applied Materials, Inc.	18,113	0.60%
37	Lockheed Martin Corp.	18,000	0.60%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.